Operations	12 Months Ended
Jun. 30, 2022
Disclosure Of Operations Explanatory Abstract
Operations
1.	Operations

BrasilAgro - Companhia Brasileira de Propriedades Agrícolas (“BrasilAgro”) or (“Company”) was incorporated on September 23, 2005 and is headquartered at Avenida Brigadeiro Faria Lima, 1309, in São Paulo with branches in the states of Bahia, Goiás, Mato Grosso, Minas Gerais, Maranhão and Piauí, as well as in Paraguay and Bolivia. The Company is controlled by Argentine-based Cresud Sociedad Anónima, Comercial, Inmobiliaria, Financiera y Agropecuaria (“Cresud S.A.C.I.F.Y.A.”), which is engaged primarily in agricultural production and the commercial exploration of real estate operations.

The Company is the direct and indirect parent company of closely held companies and its corporate purpose is: (i) the commercial exploration, import and export of agriculture activities and inputs, cattle raising and forestry activities; (ii) the purchase, sale and rental of real estate in rural and/or urban areas; and (iii) real estate brokerage involving any type of operations; and management of its own and third-party assets.

The Company and its subsidiaries operate on 20 farms with total area of 279,272 hectares, of which 215,255 hectares are owned and 64,017 hectares are leased. There are seventeen (17) farms in six states of Brazil, one (1) farm in Paraguay and two (2) farms in Bolivia. The total number does not include the 1,157-hectare area of the Alto Taquari Farm acquired on September 1, 2021 (Note 2.1), whose title will be transferred on September 30, 2024. Comparable information on the portfolio is disclosed in Note 11.